iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Asset Management & Custody Banks  —  0 .3%
Diamond Hill Investment Group, Inc. ............. 11,566 $ 2,139,941
a
Financial Exchanges & Data  —  22 .6%
Cboe Global Markets, Inc. .................... 296,605 37,215,029
CME Group, Inc. , Class A .................... 216,556 36,416,057
Intercontinental Exchange, Inc. ................ 368,142 37,767,688
MarketAxess Holdings, Inc. ................... 138,525 38,633,237
Nasdaq, Inc. ............................. 587,813 36,062,327
186,094,338
a
Investment Banking & Brokerage  —  76 .9%
B Riley Financial, Inc. ....................... 61,178 2,092,288
BGC Partners, Inc. , Class A ................... 1,244,208 4,690,664
Charles Schwab Corp. (The)
(a)
................. 2,089,564 173,977,099
Cowen, Inc. , Class A
(a)
...................... 101,742 3,929,276
Evercore, Inc. , Class A ...................... 136,814 14,923,671
Goldman Sachs Group, Inc. (The) .............. 463,905 159,295,699
Houlihan Lokey, Inc. , Class A .................. 190,881 16,637,188
Interactive Brokers Group, Inc. , Class A ........... 393,900 28,498,665
Jefferies Financial Group, Inc. ................. 701,448 24,045,637
Lazard Ltd. , Class A ........................ 431,785 14,969,986
LPL Financial Holdings, Inc.
(a)
................. 169,802 36,706,098
Moelis & Co. , Class A ....................... 244,920 9,397,580
Morgan Stanley ........................... 533,994 45,400,170
Piper Sandler Companies .................... 54,112 7,044,841
PJT Partners, Inc. , Class A ................... 93,482 6,888,689
Security Shares Value
a
Investment Banking & Brokerage (continued)
Raymond James Financial, Inc.
(a)
............... 334,596 $ 35,751,583
Robinhood Markets, Inc. , Class A
(a) (b)
............. 1,946,677 15,845,951
Stifel Financial Corp. ....................... 406,953 23,753,847
StoneX Group, Inc.
(b)
....................... 65,946 6,284,654
Virtu Financial, Inc. , Class A ................... 355,391 7,253,530
637,387,116
a
Total Long-Term  Investments — 99.8%
(Cost: $ 847,710,014 ) ................................ 825,621,395
a
Short-Term Securities
Money Market Funds  —  4 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 33,462,090 33,472,129
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 921,589 921,589
a
Total Short-Term Securities — 4.1%
(Cost: $ 34,390,147 ) ................................. 34,393,718
Total Investments — 103.9%
(Cost: $ 882,100,161 ) ................................ 860,015,113
Liabilities in Excess of Other Assets — ( 3 .9 ) % ............... (32,421,542)
Net Assets — 100.0% ................................. $ 827,593,571
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 33,467,288
(a)
$ —  $ 1,270  $ 3,571  $ 33,472,129  33,462,090  $ 6,273
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 720,000  201,589
(a)
—  —  —  921,589  921,589  12,717  1
$ 1,270  $ 3,571
$ 34,393,718
$ 18,990  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 12 03/17/23 $ 1,274 $ (15,099)
Russell 2000 E-Mini Index ............................................................... 6 03/17/23 531 (16,992)
$ (32,091)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 825,621,395  $ —  $ —  $ 825,621,395
Short-Term Securities
Money Market Funds ...................................... 34,393,718  —  —  34,393,718
$ 860,015,113  $ —  $ —  $ 860,015,113
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (32,091) $ —  $ —  $ (32,091)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.